Note 8 - Derivative Liability on Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

NOTE 8 - DERIVATIVE LIABILITY ON WARRANTS

On March 2, 2015, the Company issued warrants to purchase 234,375 shares of Common Stock with a 66-month contractual term to Alpha Capital Anstalt in connection with the issuance of convertible debentures (See NOTE 6 "CONVERTIBLE DEBENTURE"). The warrants were immediately exercisable into the Company’s Common Stock with an exercise price of $6.00 per share. However, as the warrants have “down round” protection, they are treated as a derivative liability and were valued using a binomial lattice-based option valuation model using holding period assumptions developed from the Company's business plan and management assumptions, and expected volatility from comparable companies including OTC Pink® and small-cap companies. Increases or decreases in the Company's share price, the volatility of the share price, changes in interest rates in general, and the passage of time will all impact the value of these warrants. The Company re-values these warrants at the end of each reporting period and any changes are reflected as gains or losses in current period results.

Input assumptions on the issuance date were as follows:

Estimated fair value	$6.77
Expected life (years)	5.51
Risk free interest rate	1.65%
Volatility	146.11%

The fair value of the warrant derivative liability outstanding as of March 31, 2015, was determined using "Level 2 Observable Inputs" as defined in ASC 820, entitled "Fair Value Measurement".

The following table sets forth a summary of changes in fair value of the warrants in 2015:

Beginning balance December 31, 2014	$-
Derivative warrants issued	1,586,884
Change in fair value included in net loss	(317,669)
Balance at March 31, 2015	$1,269,215

In this issuance of convertible debentures and warrants, done at arm's length between unrelated parties, the value of the warrants alone exceeded the proceeds received. The Company's need for ongoing financing made the transaction attractive, despite the economics. The application of FASB Topic 820 entitled "Fair Value Measurement", resulted in a loss on the date of issuance of $336,884, offset by a subsequent gain of $317,669 stemming from the subsequent movement in the price of our Common Stock, together resulting in a net loss on derivative liability warrants of $19,215 or the period ended March 31, 2015.

NOTE 8 - DERIVATIVE LIABILITY ON WARRANTS

In June 2013, the Company issued warrants to purchase 545,455 shares of Common Stock with a 10-year contractual term to Steuben Investment Company II, L.P. in connection with the issuance of Common Stock to fund the Powerhouse One acquisition. The warrants were immediately exercisable into the Company’s Common Stock with an exercise price of $4.00 per share. However, as the warrants have “down round” protection, they are treated as a derivative liability and were historically valued using a binomial lattice-based option valuation model using holding period assumptions developed from the Company's business plan and management assumptions, and expected volatility from comparable companies including OTC Pink® and small-cap companies.

In November 2014, all 545,455 warrants held by Steuben Investment Company II, L.P. and described above were exercised by the holder in a cashless transaction as provided for in the warrant agreement. Based upon a share valuation of $6.00 per share determined by the Company's Board of Directors based upon concurrent issuances, the exercise of warrants to acquire 545,455 shares of Common Stock on a cashless basis resulted in a net issuance to Steuben of 181,818 shares of Common Stock. The final settlement of the liability upon exercise resulted in a gain listed in the table below.

The following table sets forth a summary of changes in fair value of the warrants during the period covered by the accompanying financial statements:

Balance at issuance June 14, 2013	$1,170,459
Change in fair value included in net loss	(47,310)
Balance at December 31, 2013	1,123,149
Change in fair value included in net loss	(32,239)
Warrants exercised	(1,090,910)
Balance at December 31, 2014	$0